VEHICLES AND RIGHT-OF-USE ASSETS (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) Vehicle	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Cost [Abstract]
Beginning balance	$ 652,353
Ending balance	$ 507,669	$ 652,353
Amortization [Abstract]
Number of vehicles purchased | Vehicle	14
Purchase of vehicles	$ 37,150	61,836	$ 112,034
Number of vehicles sold | Vehicle	33
Gross proceeds from sale of vehicles	$ 410,500	42,798	0
Gain on sale of assets	$ 266,901	0	0
Number of vehicles wrote off | Vehicle	4
Vehicles [Member]
Cost [Abstract]
Beginning balance	$ 105,528
Ending balance	449,009	105,528
Amortization [Abstract]
Amortization	184,070	346,532
Purchase of vehicles	37,150
Gross proceeds from sale of vehicles	410,000
Net book value of vehicles	128,313
Gain on sale of assets	266,901
Assets Value	14,786
ROU Assets [Member]
Cost [Abstract]
Beginning balance	546,825
Ending balance	58,660	546,825
Cost [Member]
Cost [Abstract]
Beginning balance	1,038,444	537,294
Additions	452,323	678,030
Disposal	(832,416)	(176,880)
Foreign Exchange	23,097
Ending balance	681,448	1,038,444	537,294
Cost [Member] | Vehicles [Member]
Cost [Abstract]
Beginning balance	198,745	166,501
Additions	452,323	58,352
Disposal	(198,745)	(26,108)
Foreign Exchange	23,097
Ending balance	475,420	198,745	166,501
Cost [Member] | ROU Assets [Member]
Cost [Abstract]
Beginning balance	839,699	370,793
Additions	0	619,678
Disposal	(633,671)	(150,772)
Foreign Exchange	0
Ending balance	206,028	839,699	370,793
Accumulated Amortization [Member]
Amortization [Abstract]
Beginning balance	386,091	193,595
Amortization	184,070	346,532
Disposal	(396,976)	(154,036)
Foreign exchange	594
Ending balance	173,779	386,091	193,595
Accumulated Amortization [Member] | Vehicles [Member]
Amortization [Abstract]
Beginning balance	93,217	16,559
Amortization	25,817	79,922
Disposal	(93,217)	(3,264)
Foreign exchange	594
Ending balance	26,411	93,217	16,559
Accumulated Amortization [Member] | ROU Assets [Member]
Amortization [Abstract]
Beginning balance	292,874	177,036
Amortization	158,253	266,610
Disposal	(303,759)	(150,772)
Foreign exchange	0
Ending balance	$ 147,368	$ 292,874	$ 177,036